OTHER ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
SCHEDULE OF OTHER ACCRUED EXPENSES
	December 31,
	2022	2021
	USD in thousands
Internal Revenue Services	-	40
Accrued expenses	214	170
	214	210